Offerings - Offering: 1	Nov. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	227,880
Proposed Maximum Offering Price per Unit	1.40
Maximum Aggregate Offering Price	$ 319,032.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 27.76
Offering Note	Amount registered represents shares of Common Stock issuable upon the exercise of the 186,447 stock options and the settlement of 41,433 restricted stock units that will be granted to John Landry in connection with his appointment as the Registrant's Chief Financial Officer under Rule 5635(c)(4) of the Nasdaq listing rules. Proposed maximum offering price per unit estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per unit is calculated on the basis of $1.40, the average of the high and low price of the registrant's common stock on November 2, 2026, as reported on the Nasdaq Stock Market, which is within five business days prior to filing this Registration Statement.